AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2016

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 268	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 269	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 30, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 268 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 30, 2016 as the new effective date for Post-Effective Amendment No. 34 to the Trust’s Registration Statement, which was filed on April 20, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 44, 48, 52, 57, 65, 72, 77, 81, 86, 91, 95, 99, 103, 107, 112, 115, 120, 123, 127, 130, 134, 140, 145, 150, 154, 157, 160, 162, 165, 168, 173, 176, 179, 182, 187, 190, 192, 195, 197, 200, 203, 207, 210, 214, 218, 222, 227, 233, 237, 241, 247, 250, 256 and 261 to the Trust’s Registration Statement filed on July 23, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014, December 23, 2014, January 21, 2015, February 19, 2015, March 20, 2015, April 17, 2015, May 15, 2015, June 12, 2015, July 10, 2015, August 7, 2015, September 4, 2015, October 2, 2015, October 30, 2015, November 27, 2015, December 23, 2015, January 21, 2016, February 19, 2016, March 18, 2016, April 15, 2016, May 13, 2016, June 10, 2016, July 8, 2016, August 5, 2016 and September 2, 2016, respectively. This Amendment relates solely to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 34 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 230 to the Trust’s Registration Statement, which was filed on February 26, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 30th day of September, 2016.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	September 30, 2016

/s/ Steven M. Hill Steven M. Hill	Treasurer	September 30, 2016

/s/ Anna Paglia Anna Paglia	Secretary	September 30, 2016

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	September 30, 2016

*/s/ Todd J. Barre Todd J. Barre	Trustee	September 30, 2016

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	September 30, 2016

*/s/ Marc M. Kole Marc M. Kole	Trustee	September 30, 2016

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	September 30, 2016

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	September 30, 2016

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	September 30, 2016

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	September 30, 2016

*By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		September 30, 2016

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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